INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 67,974	$ 66,519
Accumulated amortization	28,790	22,933
Net book value	39,184	43,586
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	58,227	56,916
Accumulated amortization	22,955	17,525
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,747	9,603
Accumulated amortization	$ 5,835	$ 5,408